UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2025

Date of reporting period:	May 1, 2024 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam ESG Core Bond ETF
PCRB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam ESG Core Bond ETF for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam ESG Core Bond ETF	$18	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$683,678,858
Total Number of Portfolio Holdings*	438
Portfolio Turnover Rate	123%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG Core Bond ETF	PAGE 1	39496-STSR-1224

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
ESG Core Bond ETF

Financial Statements and Other Important Information

Semiannual | October 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 10/31/24 (Unaudited)
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/53	$1,677,987	$1,736,831
6.00%, with due dates from 2/20/53 to 7/20/54	5,253,995	5,374,728
5.50%, with due dates from 9/20/52 to 6/20/54	4,060,419	4,059,918
5.00%, TBA, 11/1/54	12,000,000	11,722,408
5.00%, 10/20/52	1,459,686	1,429,539
4.50%, 9/20/52	2,903,708	2,777,537
4.00%, TBA, 11/1/54	1,000,000	931,016
4.00%, 2/20/48	1,806,367	1,701,221
3.50%, with due dates from 1/20/52 to 3/20/52	3,813,775	3,451,084
3.00%, with due dates from 3/20/43 to 1/20/54	9,591,854	8,439,882
2.50%, with due dates from 4/20/51 to 2/20/53	13,233,749	11,230,194
2.00%, with due dates from 2/20/51 to 7/20/51	5,852,358	4,780,932
		57,635,290
U.S. Government Agency Mortgage Obligations (19.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	40,933	41,870
6.00%, 5/1/53	235,216	237,008
5.50%, with due dates from 9/1/52 to 5/1/53	2,155,779	2,146,431
5.00%, 3/1/53	872,884	852,282
4.50%, 8/1/52	478,853	455,474
4.00%, 4/1/52	320,117	296,468
3.50%, 7/1/52 ##	1,160,554	1,039,310
3.00%, with due dates from 10/1/51 to 3/1/52	1,296,261	1,129,917
3.00%, 5/1/35	847,796	796,579
2.50%, with due dates from 1/1/52 to 5/1/52	2,499,434	2,094,567
2.00%, with due dates from 3/1/51 to 1/1/52	1,265,326	1,007,575
2.00%, 4/1/42	2,371,056	1,989,612
2.00%, with due dates from 8/1/35 to 3/1/36	2,781,143	2,497,527
1.50%, 10/1/51	2,839,056	2,150,044
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 7/1/54	1,763,395	1,801,801
6.00%, with due dates from 4/1/53 to 5/1/54	4,953,952	5,039,549
5.50%, 4/1/50	290,036	291,928
5.00%, with due dates from 10/1/52 to 2/1/53	2,019,806	1,970,769
4.50%, with due dates from 7/1/52 to 11/1/52	2,840,298	2,702,105
4.00%, with due dates from 6/1/52 to 5/1/53	3,666,024	3,444,656
3.50%, 10/1/56	972,692	868,742
3.50%, with due dates from 7/1/50 to 7/1/52	8,274,794	7,416,776
3.00%, with due dates from 4/1/51 to 4/1/52	7,579,194	6,546,104
3.00%, 11/1/32	272,821	259,125
2.50%, with due dates from 12/1/51 to 5/1/52	18,595,967	15,489,746
2.50%, with due dates from 7/1/36 to 7/1/37	4,139,293	3,806,895
2.00%, with due dates from 9/1/50 to 4/1/52	23,908,960	19,089,401
2.00%, with due dates from 5/1/36 to 6/1/36	2,323,690	2,078,053
1.50%, 11/1/41	2,745,227	2,252,338
1.50%, 7/1/36	2,185,758	1,905,184
Uniform Mortgage-Backed Securities
5.50%, TBA, 11/1/54	18,000,000	17,831,795
5.00%, TBA, 11/1/54	5,000,000	4,858,935
4.50%, TBA, 11/1/54	2,000,000	1,898,923
4.00%, TBA, 11/1/54	5,000,000	4,619,939
3.50%, TBA, 11/1/54	1,000,000	894,103
3.00%, TBA, 11/1/54	1,000,000	861,021
2.50%, TBA, 11/1/54	5,000,000	4,137,096
2.00%, TBA, 11/1/54	9,000,000	7,135,159
1.50%, TBA, 11/1/39	1,000,000	866,146
		134,800,953
Total U.S. government and agency mortgage obligations (cost $196,615,642)		$192,436,243
ESG Core Bond ETF
1

U.S. TREASURY OBLIGATIONS (36.6%)*	Principal amount	Value
U.S. Treasury Bonds
4.00%, 11/15/52	$27,750,000	$25,505,068
3.375%, 8/15/42	17,400,000	14,877,680
2.75%, 8/15/42 Ф	10,000,000	7,783,203
2.375%, 5/15/51	23,190,000	15,414,103
2.375%, 2/15/42	6,450,000	4,754,229
2.00%, 8/15/51	7,000,000	4,240,605
U.S. Treasury Notes
4.50%, 11/15/33	1,610,000	1,637,169
3.875%, 8/15/33	12,060,000	11,712,804
3.375%, 5/15/33	29,100,000	27,265,336
2.75%, 8/15/32	8,590,000	7,742,744
2.50%, 2/28/26	10,000,000	9,779,492
1.875%, 2/28/29	17,000,000	15,472,656
1.625%, 9/30/26	20,200,000	19,275,613
1.50%, 2/15/30	12,000,000	10,485,234
1.25%, 4/30/28	8,980,000	8,140,054
1.25%, 3/31/28	24,000,000	21,804,844
0.50%, 2/28/26	46,710,000	44,459,345
Total U.S. treasury obligations (cost $254,730,790)		$250,350,179
CORPORATE BONDS AND NOTES (28.8%)*	Principal amount	Value
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$1,280,000	$1,341,976
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	132,000	136,616
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	680,000	695,706
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	483,000	434,445
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	1,455,000	1,413,656
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	361,000	346,976
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	122,000	104,542
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	483,000	472,309
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	920,000	1,053,154
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33 R	849,000	752,259
		6,751,639
Capital goods (1.6%)
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	27,000	26,835
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,027,000	986,112
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	535,000	359,458
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	797,000	705,920
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	944,000	891,310
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	1,658,000	1,748,831
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	1,430,000	1,442,483
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	413,000	436,445
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	693,000	646,725
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	740,000	734,948
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,335,000	1,349,263
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	275,000	277,369
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,349,000	1,339,510
		10,945,209
Communication services (2.8%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	661,000	576,434
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	2,751,000	2,490,987
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	366,000	274,831
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	56,000	55,951
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	610,000	589,670
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	605,000	585,779
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	435,000	432,138
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	600,000	554,553
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	800,000	800,597
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	1,056,000	962,891

2
ESG Core Bond ETF

CORPORATE BONDS AND NOTES (28.8%)* cont.	Principal amount	Value
Communication services (2.8%) cont.
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	$3,802,000	$4,080,944
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	3,122,000	2,966,025
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	605,000	592,437
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 3.30%, 2/15/51	1,947,000	1,345,701
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	590,000	554,438
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28	655,000	602,011
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	870,000	977,067
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	844,000	775,440
		19,217,894
Consumer cyclicals (1.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	445,000	430,527
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	750,000	678,550
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	1,695,000	1,660,473
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	645,000	473,946
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	356,000	336,481
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	408,000	405,701
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	408,000	408,295
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	408,000	411,073
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	521,000	547,763
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	186,000	187,807
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	635,000	667,711
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	221,000	223,258
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	361,000	307,968
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	478,000	461,028
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	405,000	402,695
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	255,000	256,665
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	190,000	189,684
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,312,000	1,348,771
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	483,000	451,802
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	478,000	431,328
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	239,000	198,223
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	800,000	784,688
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	635,000	603,370
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	112,000	109,964
		11,977,771
Consumer staples (1.0%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	583,219
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	675,000	665,255
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,268,000	1,268,742
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	193,000	196,473
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	230,000	223,766
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	1,740,000	1,746,089
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	209,000	207,211
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	1,935,000	1,906,049
		6,796,804
Energy (1.7%)
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	547,000	512,767
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	840,000	935,917
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	615,000	592,537
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,073,000	934,453
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	420,000	451,866
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	400,000	416,007
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	825,000	806,034
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	465,000	484,190
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	361,000	380,135
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	168,000	173,354
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	2,217,000	2,248,821
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	170,000	170,595
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	830,000	825,424

ESG Core Bond ETF
3

CORPORATE BONDS AND NOTES (28.8%)* cont.	Principal amount	Value
Energy (1.7%) cont.
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	$861,000	$836,096
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	1,690,000	1,728,502
		11,496,698
Financials (10.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,795,000	1,578,933
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)	150,000	147,298
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	727,000	719,782
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	744,000	686,928
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	244,000	271,621
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	720,000	744,254
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	839,000	825,146
Athene Global Funding 144A notes 5.526%, 7/11/31	1,000,000	1,013,514
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	295,000	303,280
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	967,000	985,011
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	765,000	650,830
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	845,000	850,433
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	692,495
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	400,000	430,177
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,610,000	1,609,652
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	727,000	642,999
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,125,000	1,905,201
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	4,698,000	4,614,920
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,165,000	1,148,067
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	745,000	756,993
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	513,000	485,998
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,105,000	1,091,058
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	790,000	676,132
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,165,000	1,160,750
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	465,000	460,521
CNO Global Funding 144A notes 4.95%, 9/9/29	1,760,000	1,740,686
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	875,000	901,215
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	462,168
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	483,000	461,828
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	1,550,000	1,544,921
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	188,000	184,220
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	585,000	593,158
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	605,000	602,607
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	483,000	310,379
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	185,000	182,956
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	590,000	615,875
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,060,000	3,164,144
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	1,000,000	966,674
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	570,000	583,737
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	412,000	406,395
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	845,000	903,432
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	488,000	488,685
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	183,000	174,634
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,343,000	1,312,707
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	730,000	746,238
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	1,683,000	1,349,030
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	132,000	130,178
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	800,000	700,866
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	1,285,000	1,338,847
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	460,000	458,944
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	361,000	330,045
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	3,147,000	3,115,272
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	361,000	371,834
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,137,000	5,503,274

4
ESG Core Bond ETF

CORPORATE BONDS AND NOTES (28.8%)* cont.	Principal amount	Value
Financials (10.7%) cont.
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	$861,000	$819,663
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	895,000	638,459
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	393,000	414,425
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	960,000	877,586
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	570,000	585,306
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	580,000	588,688
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,467,000	3,444,497
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	133,000	135,989
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,212,000	2,117,499
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34 R	845,000	838,063
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	310,000	331,091
Truist Bank unsec. sub. bonds Ser. BKNT, 4.632%, 9/17/29	475,000	462,871
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	765,000	779,209
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	1,735,000	1,724,113
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,000,000	1,233,430
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	238,721
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	722,000	591,103
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	225,000	228,735
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	1,098,000	1,089,333
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	785,000	739,374
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	122,000	118,034
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	810,000	790,388
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	239,000	217,008
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	239,000	174,478
		73,275,005
Health care (1.6%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	565,000	566,253
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	504,000	507,393
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	949,000	968,253
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	870,000	724,486
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	398,000	355,365
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	1,033,000	939,487
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	960,000	958,656
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	488,000	484,115
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	600,000	603,300
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	455,000	457,632
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	210,000	188,929
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	605,000	618,072
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	205,645
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	425,000	433,560
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	469,000	468,029
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	550,000	538,592
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	373,000	367,608
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	857,000	854,012
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	170,000	180,865
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	966,000	834,078
		11,254,330
Technology (2.7%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	700,000	708,663
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	600,000	590,248
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	361,000	346,561
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,093,000	1,101,196
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	755,000	761,705
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,008,000	967,228
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	789,000	782,251
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,025,000	943,557
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	110,000	102,762
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	529,000	509,502
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	265,000	257,256
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	530,000	519,668

ESG Core Bond ETF
5

CORPORATE BONDS AND NOTES (28.8%)* cont.	Principal amount	Value
Technology (2.7%) cont.
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	$456,000	$447,495
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	582,000	609,396
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	583,000	600,484
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	2,345,000	2,357,448
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,698,000	1,725,278
Microsoft Corp. sr. unsec. unsub. bonds 3.50%, 2/12/35	610,000	560,511
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,177,000	1,079,450
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	727,000	575,699
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	483,000	427,904
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	666,000	728,288
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	735,000	489,102
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	995,000	888,889
		18,080,541
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,285,000	1,269,874
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	860,000	859,622
		2,129,496
Utilities and power (3.6%)
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	854,000	940,572
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	700,000	706,009
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,365,000	1,402,464
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	708,000	710,446
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	992,000	1,004,140
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	100,000	100,137
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	417,000	400,903
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	700,000	718,399
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	900,000	862,827
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,235,000	1,218,938
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	685,000	697,338
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,345,000	1,364,019
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	460,000	451,817
Florida Power & Light Co. sr. bonds 3.95%, 3/1/48	854,000	696,591
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	530,000	538,703
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	715,000	713,410
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	910,000	1,042,999
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	925,000	939,236
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	1,255,000	1,209,335
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	1,060,000	990,412
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	145,000	160,878
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	710,000	777,385
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	500,000	517,680
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	500,000	438,938
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	340,000	346,665
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	500,000	476,983
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	445,000	443,162
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	380,000	387,974
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	695,000	722,845
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	115,000	118,335
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	520,000	508,878
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	725,000	720,801
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	2,495,000	2,425,290
		24,754,509
Total corporate bonds and notes (cost $194,551,370)		$196,679,896
ASSET-BACKED SECURITIES (5.7%)*	Principal amount	Value
CarMax Auto Owner Trust Ser. 24-3, Class A3, 4.89%, 7/16/29	$1,320,000	$1,329,823
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	4,328,000	4,382,205
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	4,311,000	4,361,229
GM Financial Consumer Automobile Receivables Trust Ser. 23-1, Class A3, 4.66%, 2/16/28	3,240,000	3,241,792
Harley-Davidson Motorcycle Trust Ser. 24-B, Class A3, 4.31%, 7/16/29	2,298,000	2,272,648

6
ESG Core Bond ETF

ASSET-BACKED SECURITIES (5.7%)* cont.	Principal amount	Value
Honda Auto Receivables Owner Trust Ser. 23-1, Class A3, 5.04%, 4/21/27	$2,626,000	$2,634,187
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	4,238,000	4,282,424
Ser. 23-A, Class A3, 4.58%, 4/15/27	4,367,000	4,363,734
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 10/27/25	2,350,000	2,343,775
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 8/4/25	1,900,000	1,900,948
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	1,950,000	1,950,966
Tesla Auto Lease Trust 144A Ser. 23-A, Class A3, 5.89%, 6/22/26	2,000,000	2,007,726
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	3,579,760	3,562,044
Total asset-backed securities (cost $38,427,392)		$38,633,501
MORTGAGE-BACKED SECURITIES (5.0%)*	Principal amount	Value
Commercial mortgage-backed securities (5.0%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	$618,000	$606,870
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	1,344,000	1,175,910
Benchmark Mortgage Trust
Ser. 18-B6, Class AS, 4.441%, 10/10/51	2,211,000	2,114,066
FRB Ser. 20-B21, Class XA, IO, 1.439%, 12/17/53 W	20,495,264	1,272,192
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	844,000	773,392
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	672,000	651,720
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.156%, 12/10/49 W	1,216,000	1,068,456
Ser. 16-P6, Class A5, 3.72%, 12/10/49 W	501,000	480,711
Ser. 16-P4, Class AS, 3.075%, 7/10/49	2,394,000	2,254,779
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.587%, 9/10/50 W	578,000	533,933
FRB Ser. 15-CR26, Class B, 4.463%, 10/10/48 W	1,170,000	1,136,123
Ser. 18-COR3, Class AM, 4.345%, 5/10/51 W	42,000	38,216
FRB Ser. 14-CR15, Class B, 3.925%, 2/10/47 W	355,603	344,058
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	935,000	904,566
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	534,000	505,456
FRB Ser. 20-C19, Class XA, IO, 1.09%, 3/15/53 W	972,650	43,510
FRB Ser. 19-C15, Class XA, IO, 0.991%, 3/15/52 W	14,068,662	474,898
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	708,000	671,884
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.956%, 10/25/48 W	1,031,000	1,017,892
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C23, Class B, 4.554%, 9/15/47 W	933,645	924,458
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.074%, 12/15/47 W	241,436	226,739
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class B, 4.517%, 10/15/48 W	1,011,000	966,997
FRB Ser. 14-C16, Class B, 4.284%, 6/15/47 W	16,062	15,364
Ser. 14-C19, Class B, 4.00%, 12/15/47 W	1,480,000	1,460,541
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	1,504,000	1,434,420
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	823,000	775,833
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	922,155	865,640
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.781%, 10/15/51 W	1,265,000	1,169,360
Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	1,227,000	1,146,374
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	756,000	728,541
Ser. 17-C1, Class A4, 3.46%, 6/15/50	852,000	816,791
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	2,118,000	2,016,608
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	1,193,000	1,120,385
Ser. 15-C31, Class AS, 4.049%, 11/15/48	796,000	782,852
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,870,000	1,735,030
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	29,000	26,187
FRB Ser. 20-C56, Class B, 3.74%, 6/15/53 W	1,304,000	1,136,730
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45 W	661,936	641,559
		34,059,041
Total mortgage-backed securities (cost $32,480,402)		$34,059,041

ESG Core Bond ETF
7

SHORT-TERM INVESTMENTS (6.6%)*	Shares	Value
Putnam Government Money Market Fund Class P 4.62% L	45,342,316	$45,342,316
Total short-term investments (cost $45,342,316)		$45,342,316
TOTAL INVESTMENTS
Total investments (cost $762,147,912)	$757,501,176
Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IO	Interest Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $683,678,858.
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,432,588 and is included in Investments in securities on the Statement of assets and liabilities (Note 1).
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
TBA SALE COMMITMENTS OUTSTANDING at 10/31/24 (proceeds receivable $911,563) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 11/1/54	$1,000,000	11/14/24	$894,103
Total			$894,103

8
ESG Core Bond ETF

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$38,633,501	$—
Corporate bonds and notes	—	196,679,896	—
Mortgage-backed securities	—	34,059,041	—
U.S. government and agency mortgage obligations	—	192,436,243	—
U.S. treasury obligations	—	250,350,179	—
Short-term investments	45,342,316	—	—
Totals by level	$45,342,316	$712,158,860	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(894,103)	$—
Totals by level	$—	$(894,103)	$—

The accompanying notes are an integral part of these financial statements.

ESG Core Bond ETF
9

Financial Statements

Statement of assets and liabilities

10/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $716,805,596)	$712,158,860
Affiliated issuers (identified cost $45,342,316) (Note 5)	45,342,316
Interest and other receivables	5,328,612
Receivable for sales of TBA securities (Note 1)	912,826
Total assets	763,742,614

LIABILITIES
Payable to custodian	91
Payable for investments purchased	20,489,680
Payable for purchases of delayed delivery securities (Note 1)	1,060,291
Payable for purchases of TBA securities (Note 1)	57,426,183
Payable for compensation of Manager (Note 2)	193,408
TBA sale commitments, at value (proceeds receivable $911,563) (Note 1)	894,103
Total liabilities	80,063,756
Net assets	$683,678,858

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$689,311,972
Total distributable earnings (Note 1)	(5,633,114)
Total — Representing net assets applicable to capital shares outstanding	$683,678,858

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($683,678,858 divided by 14,075,000 shares)	$48.57

The accompanying notes are an integral part of these financial statements.

10	ESG Core Bond ETF

Statement of operations

Six months ended 10/31/24 (Unaudited)

Investment income
Interest (including interest income of $703,483 from investments in affiliated issuers) (Note 5)	$14,634,869
Total investment income	14,634,869

EXPENSES
Compensation of Manager (Note 2)	1,094,950
Fees waived and reimbursed by Manager (Note 2)	(38,158)
Total expenses	1,056,792
Net expenses	1,056,792
Net investment income	13,578,077

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,463,494
Total net realized gain	2,463,494
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	14,177,300
Total change in net unrealized appreciation	14,177,300
Net gain on investments	16,640,794
Net increase in net assets resulting from operations	$30,218,871

The accompanying notes are an integral part of these financial statements.

ESG Core Bond ETF	11

Statement of changes in net assets

	Six months ended 10/31/24*	Year ended 4/30/23
Increase in net assets
Operations
Net investment income	$13,578,077	$20,634,476
Net realized gain (loss) on investments	2,463,494	(3,919,960)
Change in net unrealized appreciation (depreciation) of investments	14,177,300	(22,954,536)
Net increase (decrease) in net assets resulting from operations	30,218,871	(6,240,020)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(13,230,175)	(21,552,316)
Net realized short-term gain on investments	—	(229,680)
Proceeds from shares sold (Note 4)	117,524,631	155,518,713
Decrease from shares redeemed (Note 4)	—	(45,112,050)
Other capital (Note 4)	239,751	396,560
Total increase in net assets	134,753,078	82,781,207
Net assets
Beginning of period	548,925,780	466,144,573
End of period	$683,678,858	$548,925,780
Number of fund shares
Shares outstanding at beginning of period	11,675,000	9,375,000
Shares sold (Note 4)	2,400,000	3,225,000
Shares redeemed (Note 4)	—	(925,000)
Shares outstanding at end of period	14,075,000	11,675,000
*Unaudited.

The accompanying notes are an integral part of these financial statements.

12	ESG Core Bond ETF

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six monthsended 10/31/24**	Year ended 4/30/24	For the period 1/19/23 (commencement of operations) to 4/30/23
Net asset value, beginning of period	$47.02	$49.72	$50.00
Investment operations:
Net investment income (loss)[a]	1.07	2.08	.55
Net realized and unrealized gain (loss) on investments	1.50	(2.63)	(.59)
Total from investment operations	2.57	(.55)	(.04)
Less distributions:
From net investment income	(1.04)	(2.17)	(.30)
From net realized gain on investments	—	(.02)	—
Total distributions	(1.04)	(2.19)	(.30)
Other capital	.02	.04	.06
Net asset value, end of period	$48.57	$47.02	$49.72
Total return at net asset value (%)[b]	5.52*	(1.02)	0.04*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$683,679	$548,926	$466,145
Ratio of expenses to average net assets (%)[c,d]	.17*	.34	.10*
Ratio of net investment income (loss) to average net assets (%)[d]	2.18*	4.34	1.12*
Portfolio turnover (%)[f]	123*	166	37*e
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	Excludes acquired fund fees and expenses, if any.
[d]	Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Note 2):
Percentage of average netassets
October 31, 2024	0.01%
April 30, 2024	0.01
April 30, 2023	<0.01
[e]	Portfolio turnover excludes securities received or delivered in-kind.
[f]	Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

ESG Core Bond ETF
13

Notes to financial statements 10/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from May 1, 2024 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
ETF	Exchange-traded fund
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam ESG Core Bond ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF. The fund’s investment objective is to seek high current income consistent with what Franklin Advisers believes to be prudent risk. The fund invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Franklin Advisers, the fund’s investment manager, believes meet relevant ESG criteria on a sector-specific basis ESG criteria.

The fund invests mainly in bonds of governments and private companies located in the United States that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that Franklin Advisers believes are of comparable quality. Franklin Advisers may also invest in below-investment-grade investments. However, Franklin Advisers will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that it believes are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase. The fund may also invest in foreign fixed income investments, although foreign investments do not represent a primary focus of the fund.

The fund may consider, among other factors, a company’s or issuer’s ESG criteria (as described below), credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in fixed-income securities that meet Franklin Advisers’ ESG criteria. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Franklin Advisers may not apply ESG criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet Franklin Advisers’ ESG criteria.

In evaluating investments for the fund, Franklin Advisers identifies relevant ESG criteria on a sector-specific basis using an internally developed materiality map, which is informed by the ESG issues identified by the Sustainability Accounting Standards Board as material to companies or issuers within a particular industry. A materiality map provides a guide to understanding which ESG criteria are more or less important for a given sector or subsector; it includes those ESG criteria that may be reasonably likely to influence investment decision-making. Franklin Advisers constructs the materiality map by evaluating the significance of specified ESG criteria (i.e., board structure and composition, diversity, equity and inclusion, or climate change risk, among others) in specific industries (i.e., consumer, healthcare, financials, etc.), subsectors, or countries. Franklin Advisers then categorizes the relevance of each ESG criteria for each industry, subsector, or country. As part of this analysis, Franklin Advisers may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation, waste diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. After evaluating these criteria, Franklin Advisers will assign each company or issuer, as applicable, a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Franklin Advisers’ ESG criteria for purposes of the above-referenced non-fundamental investment policy, a company or issuer must be rated 2 or 1 by Franklin Advisers. While Franklin Advisers may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.

The fund’s approach to ESG investing incorporates fundamental research together with consideration of ESG criteria which may include, but are not limited to, those included in the following descriptions. Environmental criteria include, for example, a company’s or issuer’s carbon intensity and use of resources like water or minerals. ESG measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social criteria include, for example, labor practices and supply chain management. ESG measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance criteria include, for example, board composition and executive compensation, as well as bondholders’ rights. ESG measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s or issuer’s strategic ESG objectives.

Franklin Advisers uses a sector-specific approach in evaluating investments. In the corporate credit sector, Franklin Advisers combines fundamental analysis with relevant ESG insights with a forward-looking perspective. Franklin Advisers believes that this approach contributes to a more nuanced assessment of an issuer’s credit profile which offers potential opportunity to limit tail risk in credit portfolios (i.e., the risk that the price of a portfolio may decrease by more than three standard deviations from its current price) and ratings volatility. Franklin Advisers believes that securitized debt instruments present unique challenges in applying ESG criteria due to the presence of various asset types, counterparties involved, and the complex structure of the securitized debt market along with a lack of available ESG-related data. In evaluating securitized debt instruments for potential investment, Franklin Advisers takes a broad approach, analyzing both the terms of the transaction, including the asset type being securitized and structure of securitization, as well as key counterparties. Opportunities are analyzed at the asset level within each securitization and each subsector to identify assets that meet relevant ESG thresholds. Additionally, in evaluating securitized debt instruments, Franklin Advisers analyzes relevant ESG criteria regarding the originator, servicers, or other relevant counterparties. In the sovereign debt sector, Franklin Advisers uses quantitative modeling and fundamental research to evaluate countries across a variety of ESG criteria (i.e., natural resource dependence and level of public corruption) and non-ESG criteria (i.e., global economic conditions, market valuations and technicals). Franklin Advisers believes that sovereign issuers with better ESG scores generally benefit from lower borrowing costs and that ESG criteria may influence the perception of the credit risk of a country’s debt. Countries are evaluated both on current ESG metrics and the extent of recent progress.

Franklin Advisers evaluates ESG considerations using independent third-party data (where available), and also uses company or issuer disclosures and public data sources. Franklin Advisers believes that ESG considerations are best analyzed in combination with a company’s or issuer’s fundamentals, including a company’s or issuer’s industry, location, strategic position, and key relationships.

In addition to bonds, the fund may also invest in other fixed-income instruments. In addition to the main investment strategies described above, the fund may make other types of investments, such as assignments of and participations in fixed and floating rate bank loans, investments in hybrid and structured bonds and notes, and preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

14
ESG Core Bond ETF

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their

ESG Core Bond ETF
15

relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. The fund’s federal tax return for the prior periods remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At April 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$2,644,849	$258,785	$2,903,634

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $762,279,521, resulting in gross unrealized appreciation and depreciation of $5,083,613 and $10,756,061, respectively, or net unrealized depreciation of $5,672,448.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays its investment manager an annual all-inclusive management fee of 0.35% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.176% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $38,158 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund.  If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML or PIL.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the costs incurred by Franklin Templeton Services and is not an additional expense of the fund.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments and in-kind transactions, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$909,812,740	$780,225,654
U.S. government securities (Long-term)	—	—
Total	$909,812,740	$780,225,654

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units

16
ESG Core Bond ETF

in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

At the close of the reporting period, the Putnam Sustainable Retirement Funds owned 99.4% of the shares outstanding of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
Putnam Government Money Market Fund Class P*	$37,207,637	$111,847,334	$103,712,655	$703,483	$45,342,316
Total Short-term investments	$37,207,637	$111,847,334	$103,712,655	$703,483	$45,342,316
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Investing in companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Franklin Advisers may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its ESG investment criteria.

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Citigroup Global Markets, Inc.	Goldman Sachs International	JPMorgan Securities LLC	Mizuho Capital Markets LLC	Morgan Stanley & Co. LLC	Wells Fargo Bank, N.A.	Total
Assets:
Total Assets	$—	$—	$—	$—	$—	$—	$—
Liabilities:
Total Liabilities	$—	$—	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$—	$—	$—	$—	$—	$—	$—
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—
Net amount	$—	$—	$—	$—	$—	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(10,978)	$(548,884)	$(517,519)	$(114,482)	$(69,787)	$(170,938)	$(1,432,588)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

ESG Core Bond ETF
17

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any

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• economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, including your fund, have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

Under its management contract, your fund pays a management fee at a fixed rate of 35 basis points to Putnam Management. Putnam Management is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any, payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile rankings for net and gross total expenses, which provide a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in net total expenses and in the third quintile in gross total expenses (each excluding any applicable 12b-1 fees and non-12b-1 service fees) as of December 31, 2023. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous

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Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the period from the fund’s commencement of operations on January 19, 2023, through December 31, 2023. Your fund’s return, net of fees and expenses, was positive but trailed the return of its benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated

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transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	39496-SFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024